May 1, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Stock Index Fund, Inc.
  1933 Act File No.: 33-27172
  1940 Act File No.: 811-05719
  CIK No.: 0000846800

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 45 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 9, 2019.

Please address any comments or questions to my attention at 412-236-9672.

Sincerely,

/s/Beth L. Marangoni
Beth L. Marangoni
Analyst/Paralegal